Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
15. Stock-Based Compensation
2015 Equity Incentive Plan
In March 2015, the Company adopted the 2015 Equity Incentive Plan (“2015 Plan”), administered by the board of directors, and provides for the Company to sell or issue share of Common Stock or restricted Common Stock, or to grant incentive stock options or nonqualified stock options for the purchase of Common Stock, to employees, members of the board of directors and consultants of the Company. Under the terms of the 2015 Plan, the exercise prices, vesting and other restrictions may be determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant, the term of stock options may not be greater than ten years for all grants, and for grantees holding more than 10% of the total combined voting power of all classes of stock, the term may not be greater than five years.
The Company granted options under the 2015 Plan until April 2016 when it was terminated as to future awards, although it continues to govern the terms of options that remain outstanding under the 2015 Plan.
As of December 31, 2023, a total of 3,029 shares of Common Stock are subject to options outstanding under the 2015 Plan and will become available under the 2016 Equity Incentive Plan (“2016 Plan”) to the extent the options are forfeited or lapse unexercised.
2016 Equity Incentive Plan
The 2016 Plan became effective in April 2016 and serves as the successor to the 2015 Plan. Under the 2016 Plan, the Company may grant stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance awards, and stock bonuses. The 2016 Plan provides for an initial reserve of 44,000 shares of Common Stock, plus 20,395 shares of Common Stock remaining under the 2015 Plan, and any share awards that subsequently are forfeited or lapse unexercised under the 2015 Plan. The shares reserved exclude shares of Common Stock reserved for issuance under the 2015 Plan.
In October 2018, the 2016 Plan was amended to increase the number of shares of Common Stock reserved for issuance thereunder by 70,384 shares, extend the term of the 2016 Plan through August 7, 2028, and provide for an automatic increase in the number of shares reserved for issuance thereunder on January 1 of each year for the remaining term of the plan equal to (a) 4.0% of the number of issued and outstanding shares of Common Stock on December 31 of the immediately preceding year, or (b) a lesser amount as approved by the board each year (the “Evergreen Provision”). As a result of the operation of each of these provisions, on January 1, 2023, 2022, and 2021, an additional 104,561, 78,968, and 76,735 shares, respectively, became available for issuance under the 2016 Plan.
In November 2023, the 2016 Plan was amended to (i) increase the number of shares of Common Stock reserved for issuance thereunder by 4,481,152 shares, (ii) revise the annual limit on non-employee
director compensation from 4,000 shares to (a) $750,000 in total value or (b) $1,000,000 in the year of the director’s initial service as a non-employee
director or in any year a director serves as chairman of the Board of Directors, in either case, applicable to fees paid in both cash and equity, (iii) remove the fixed termination date of the 2016 Plan and, (iv) revise the Evergreen Provision from 4% to 5% of issued and outstanding shares of Common Stock on December 31 of the preceding calendar year and to include shares issuable upon the exercise of pre-funded
warrants and the conversion of outstanding shares of
non-voting
convertible preferred stock in the calculation.
As of December 31, 2023, the total number of shares reserved for issuance under the 2016 Plan was 5,019,177, of which 3,294,962 shares were subject to outstanding option awards and restricted unit awards.
2018 Equity Inducement Plan
In February 2018, the board of directors approved and adopted the 2018 Equity Inducement Plan (“2018 Plan”), which became effective on the same date. The board of directors approved an initial reserve of 44,000 shares of Common Stock to be used exclusively for individuals who were not previously employees or directors, or following a bona fide period of non-employment,
as an inducement material to the individual entering into employment with the Company. Nonqualified stock options or restricted stock units may be granted under the 2018 Plan at the discretion of the Compensation Committee or the board of directors. The Company did not seek stockholder approval of the 2018 Plan pursuant to Nasdaq Rule 5635(c)(4).
During 2023, the 2018 Plan was amended to increase the number of shares of Common Stock reserved for issuance by 6,000,000.
Under the 2016 Plan and 2018 Plan, the Company may grant stock-based awards with service conditions (“service-based” awards), performance conditions (“performance-based” awards), and market conditions (“market-based” awards). Service-based awards granted under the 2018 Plan, 2016 Plan, and 2015 Plan generally vest over four years and expire after ten years, although awards have been granted with vesting terms less than four years.
The Company granted 153,865 service-based restricted stock units (“RSUs”) during the year ended December 31, 2023 to certain employees under the 2018 Plan.
As of December 31, 2023, the total number of shares reserved for issuance under the 2018 Plan was 6,044,000, of which 5,350,595 shares were subject to outstanding awards.
Spyre 2023 Equity Incentive Plan
On June 22, 2023, in connection with the Asset Acquisition, the Company assumed the Amended and Restated Spyre 2023 Equity Incentive Plan (the “Spyre Equity Plan”) and its outstanding and unexercised stock options, which were converted to options to purchase 2,734 shares of Common Stock. The acquisition-date fair value of these grants will be recognized as an expense on a pro-rata
basis over the vesting period.

Parapyre Option Obligation
On June 22, 2023, in connection with the Asset Acquisition, the Company assumed the Parapyre Option Obligation which provided for an annual equity grant of warrants for Parapyre to purchase 1% of the then outstanding shares of
Pre-Merger
Spyre’s common stock, on a fully diluted basis, on the last business day of each calendar year during the term of the Paragon Agreement, at the fair market value determined by the board of directors of
Pre-Merger
Spyre.
On September 29, 2023, the Company amended the Paragon Agreement to amend and restate certain terms of the option grant pertaining to the Parapyre Option Obligation, including but not limited to (i) defining that the annual equity grant of warrants is based on the outstanding shares of the Company’s Common Stock, (ii) establishing the grant date as the last business day of 2023 and 2024, and (iii) defining the term of the warrants granted as ten years. The Company determined that the 2023 and 2024 grants are two separate grants, as there would be no obligation for the 2024 grant had the Company exercised or terminated all of the options under the Paragon Agreement prior to December 31, 2023. The service inception period for the grant precedes the grant date, with the full award being vested as of the grant date with no post-grant date service requirement. Accordingly, a liability related to the Parapyre Option Obligation was recorded pursuant to the amended Paragon Agreement during 2023 interim periods. The Company determined that the grant date of the award was December 31, 2023, as all terms of the award, including number of shares and exercise price, were known by all parties. Accordingly, the Company measured the grant-date fair value of the warrants granted at approximately $11.5 million as an equity-classified award, of which $0.1 million was recognized as part of the liabilities assumed with the Asset Acquisition on June 22, 2023. For the year ended December 31, 2023, $11.4 million was recognized as stock compensation expense related to the Parapyre Option Obligation. There was no similar expense for the years ended December 31, 2022 and 2021.
As of December 31, 2023, the unamortized expense related to the Parapyre Option Obligation was nil.
The following table summarizes employee and
non-employee
stock option activity for the year ended December 31, 2023:

	Shares Issuable Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2022	405,082	$113.75	6.72	$2
Granted	8,776,245	9.67
Exercised	(46,246)	8.22
Forfeited	(637,686)	43.00

Outstanding as of December 31, 2023	8,497,395	$12.13	8.40	$98,928

Options vested and expected to vest as of December 31, 2023	8,497,395	$12.13	8.40	$98,928

Options exercisable as of December 31, 2023	1,065,700	$24.72	5.62	$13,328

The aggregate intrinsic value of options outstanding, exercisable, vested and expected to vest were calculated as the difference between the exercise price of the options and the fair value of the Company’s Common Stock as of the reporting date.
For the years ended December 31, 2023, 2022, and 2021, the weighted-average grant date fair value of options granted was $9.67, $1.80, and $4.96, per share, respectively. The total intrinsic value of options exercised during the years ended December 31, 2023, and 2021 was $0.4 million and $0.7 million, respectively. No options were exercised in the year ended December 31, 2022.

There were 477,000 stock options issued to
non-employees
during the years ended December 31, 2023. There were no stock options issued to non-employees
during the years ended December 31, 2022 and 2021. For the years ended December 31, 2023, 2022 and 2021, no non-employee
stock options vested in the period.
2016 Employee Stock Purchase Plan
The 2016 Employee Stock Purchase Plan (“2016 ESPP”) became effective in April 2016. A total of 6,600 shares of Common Stock were
reserved for issuance under the 2016 ESPP. Eligible employees may purchase shares of Common Stock under the 2016 ESPP at 85% of the lower of the fair market value of the Common Stock as of the first or the last day of each offering period. Employees are limited to contributing 15% of the employee’s eligible compensation and may not purchase more than $25,000 of stock during any calendar year. The 2016 ESPP will terminate ten years from the first purchase date under the plan, unless terminated earlier by the board of directors.
In June 2018, the 2016 ESPP was amended to provide for an automatic annual increase in the number of shares reserved for issuance thereunder on January 1 of each year for the remaining term of the year equal to (a) 1.0% of the number of issued and outstanding shares of Common Stock on December 31 of the immediately preceding year, or (b) a lesser amount as approved by the board of directors each year. As a result of the operation of this provision, on January 1, 2023, 2022 and 2021, an additional 26,140, 19,742, and 19,184 shares, respectively, became available for issuance under the 2016 ESPP. As of December 31, 2023, the reserve remaining and available for future issuance under the 2016 ESPP was 72,404 shares.
In February 2023, the 2016 ESPP was amended to increase the maximum shares purchased during any one period from 80 shares to 400 shares or a lesser amount determined by the board of directors.
For the year ended December 31, 2023, stock-based compensation expense related to the 2016 ESPP plan was di minimis. For the years ended 2022 and 2021, stock-based compensation expense related to the 2016 ESPP plan was $0.1 million and $0.2 million, respectively.
Restricted Common Stock Units
In July 2020, the Company granted 9,128 restricted stock units to certain employees, with vesting terms subject to regulatory, commercial, and clinical milestones, in addition to a service condition. As of December 31, 2023 none of these restricted stock units had vested and all restricted stock units were forfeited since the performance milestones were not met within the required time frame. No stock-based compensation expense was recognized on these awards.
The Company granted 153,865 service-based restricted stock units during the year ended December 31, 2023. There were no restricted stock units granted during the years ended December 31, 2022 and 2021.
The following table summarizes employee restricted stock activity for the year ended December 31, 2023:

	Shares	Weighted Average Grant Date Fair Value
Unvested restricted stock units as of December 31, 2022	5,660	$203.25
Granted	153,865	18.17
Vested	—	—
Forfeited	(5,660)	203.25

Unvested restricted stock units as of December 31, 2023	153,865	$18.17

There were no restricted stock units granted to
non-employees
during the years ended December 31, 2023, 2022, and 2021.

Stock-Based Compensation Expense
Total stock-based compensation expense recognized from the Company’s equity incentive plans, 2018 Plan, and the 2016 ESPP for the years ended December 31, 2023, 2022, and 2021 was as follows (in thousands):

	Year Ended December 31,
	2023		2022		2021
	Employees	Non- Employees	Employees	Non- Employees	Employees	Non- Employees
Research and development	$2,910	$11,328	$2,591	$—	$2,723	$—
General and administrative	11,327	109	4,520	—	5,315	—

Total stock-based compensation expense	$14,237	$11,437	$7,111	$—	$8,038	$—

No related tax benefits were recognized for the years ended December 31, 2023, 2022, and 2021 (see Note 18).
The employee and
non-employee
awards contain both performance and service-based vesting conditions. No expense was recognized for the unvested employee and non-employee
awards with only a performance condition for the years ended December 31, 2023, 2022, and 2021. The performance-based vesting conditions represent specific performance targets. Compensation expense for employee and non-employee
share-based payment awards with performance conditions is recognized when the performance condition is deemed probable of achievement.
As of December 31, 2023, the Company had an aggregate of $64.4 million of unrecognized stock-based compensation expense for options outstanding, which is expected to be recognized over a weighted average period of 3.5 years.
In determining the fair value of the stock-based awards, the Company uses the Black-Scholes option-pricing model and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.
Expected Term
The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method (based on the midpoint between the vesting date and the end of the contractual term). The Company utilizes this method due to lack of historical exercise data and the plain-vanilla nature of the Company’s stock-based awards.
Expected Volatility
Since the Company was privately held through April 2016 and transitioned from a clinical stage company to a pre-clinical
stage company in 2023, it alone does not have the relevant company-specific historical data to support its expected volatility. As such, the Company has used an average of expected volatilities based on the volatilities of a representative group of publicly traded biopharmaceutical companies over a period equal to the expected term of the stock option grants. Subsequent to the Company’s initial public offering, it began to consider the Company’s own historic volatility. However, due to the transition from a clinical stage company to a pre-clinical
stage company, the Company still uses peer company data to assist in this analysis. For purposes of identifying comparable companies, the Company selected companies with comparable characteristics to it, including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected life of the stock-based awards. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards. The Company intends to consistently apply this process using the same or similar comparable entities until a sufficient amount of historical information regarding the volatility of the Company’s own share price post transition becomes available.
Risk-Free Interest Rate
The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.
Expected Dividend
The Company has never paid dividends on its Common Stock and has no plans to pay dividends on its Common Stock. Therefore, the Company used an expected dividend yield of zero.
Valuation of Stock Options and 2016 ESPP
The fair value of the stock options granted under the the Company’s equity incentive plans, as well as the shares available for purchase under the 2016 ESPP were determined using the Black-Scholes option-pricing model. The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards:

	Year Ended December 31,
	2023	2022	2021
Stock Options Granted
Expected term (in years)	5.88	6.00	5.99
Expected volatility	107%	84%	83%
Risk-free interest	4.37%	2.93%	0.88%
Dividend yield	0%	0%	0%
2016 ESPP
Expected term (in years)	0.49	0.49	0.50
Expected volatility	181%	84%	86%
Risk-free interest	4.99%	1.95%	0.08%
Dividend yield	0%	0%	0%